BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 28, 2025
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The preliminary determination of the fair value of assets acquired and liabilities assumed arising from the acquisition are as follows:

Assets acquired:
Trade accounts receivable(1)	$316,008
Income taxes receivable	18,303
Inventories	1,131,093
Prepaid expenses, deposits and other current assets	59,421
Assets held for sale	941,203
Property, plant and equipment	310,969
Right-of-use assets	138,471
Other non-current assets	59,924
Deferred income taxes	2,517
Intangible assets(2)	2,780,494
$5,758,403

Liabilities assumed:
Accounts payable and accrued liabilities	$612,644
Income taxes payable	60,667
Current portion of lease obligations	31,422
Current portion of long-term debt(3)	136,047
Liabilities held for sale	372,520
Lease obligations	168,191
Long-term debt(3)	2,334,759
Employee benefit obligations	76,461
Other non current liabilities	16,679
Deferred income taxes	379,154
$4,188,544

Goodwill	597,171
Net assets acquired at fair value	$2,167,030

Cash consideration paid at closing, net of cash acquired	122,717
Issuance of common stock	2,014,571
Equity Awards	29,742
$2,167,030
(1) The trade accounts receivable comprise gross contractual amounts due of $322.7 million, of which $6.7 million was expected to be uncollectible at the date of acquisition.
(2) The intangible assets acquired are comprised of trademarks in the amount of $1,971 million (including $1.6 billion for the Hanes brand), which are not being amortized as they are considered to be indefinite life intangible assets, customer relationships in the amount of $799 million, which are being amortized on a straight line basis over their estimated useful lives of 20 years, and computer software of $10 million which are being amortized on a straight line basis over their estimated useful lives of 4-7 years.
(3) Immediately following closing of the acquisition, the assumed debts (a) Hanes senior credit facility of $228.7 million (b) Hanes 9.00% senior notes due 2031 of $633.7 million including a breakage fee of $31.8 million (c) Hanes US Term loans of $1,493.4 million and (d) amounts outstanding under Hanes accounts receivable securitization facility of $115.0 million due in 2026 were fully repaid.